ACQUISITION - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 03, 2015	Jan. 31, 2016	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Business Acquisition [Line Items]
Gain from bargain purchase			$ 0	$ 0	$ 1,864
Fiscal 2016 - Acquisition, Hamilton, Canada - Manufacturing Operations
Business Acquisition [Line Items]
Cash to acquire general partnership interests	$ 2,200
Gain from bargain purchase	$ 1,864	$ 1,900